Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Jun. 30, 2012
Accumulated Other Comprehensive Income.
Schedule of components of accumulated other comprehensive income

At June 30, 2012 and July 2, 2011, balances for the components of accumulated other comprehensive income were as follows (in millions):

	Years Ended
	June 30,	July 2,
	2012	2011
Unrealized losses on investments, net of tax	$(2.8)	$(1.6)
Foreign currency translation gains	10.6	20.0
Defined benefit obligation, net of tax	(0.3)	14.4
Accumulated other comprehensive income	$7.5	$32.8